Bank Debt, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure
2015	$ 17,121
2016	23,850
2017	43,213
2018	71,597
2019	146,744
2020 and thereafter	167,043
Total	$ 469,568	$ 508,295